CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

Schedule of investments (unaudited)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.9%
COMMUNICATION SERVICES - 4.2%
Entertainment - 2.8%
Endeavor Group Holdings Inc., Class A Shares	191,000	$4,914,430
Live Nation Entertainment Inc.	27,100	2,866,367	*

Total Entertainment		7,780,797

Interactive Media & Services - 1.4%
Pinterest Inc., Class A Shares	113,900	3,948,913	*

TOTAL COMMUNICATION SERVICES		11,729,710

CONSUMER DISCRETIONARY - 7.5%
Automobile Components - 1.5%
Aptiv PLC	52,900	4,213,485	*

Broadline Retail - 0.9%
Etsy Inc.	33,500	2,302,120	*

Diversified Consumer Services - 1.0%
Service Corp. International	36,900	2,738,349

Hotels, Restaurants & Leisure - 1.7%
Expedia Group Inc.	34,500	4,752,375	*

Specialty Retail - 2.4%
Five Below Inc.	14,400	2,611,872	*
Ross Stores Inc.	27,600	4,050,576

Total Specialty Retail		6,662,448

TOTAL CONSUMER DISCRETIONARY		20,668,777

CONSUMER STAPLES - 7.4%
Consumer Staples Distribution & Retail - 5.5%
Casey’s General Stores Inc.	20,300	6,464,535
Performance Food Group Co.	115,800	8,643,312	*

Total Consumer Staples Distribution & Retail		15,107,847

Personal Care Products - 1.9%
Coty Inc., Class A Shares	446,700	5,342,532	*

TOTAL CONSUMER STAPLES		20,450,379

ENERGY - 5.7%
Energy Equipment & Services - 2.5%
Baker Hughes Co.	125,400	4,200,900
Noble Corp. PLC	57,600	2,793,024

Total Energy Equipment & Services		6,993,924

Oil, Gas & Consumable Fuels - 3.2%
Coterra Energy Inc.	103,900	2,896,732

See Notes to Schedule of Investments.

ClearBridge Variable Mid Cap Portfolio 2024 Quarterly Report	1

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024
(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - continued
Diamondback Energy Inc.	11,200	$2,219,504
EQT Corp.	100,000	3,707,000

Total Oil, Gas & Consumable Fuels		8,823,236

TOTAL ENERGY		15,817,160

FINANCIALS - 12.6%
Banks - 2.3%
Fifth Third Bancorp	60,100	2,236,321
PNC Financial Services Group Inc.	13,900	2,246,240
US Bancorp	45,700	2,042,790

Total Banks		6,525,351

Capital Markets - 5.1%
Blue Owl Capital Inc.	218,100	4,113,366
Houlihan Lokey Inc.	32,800	4,204,632
KKR & Co. Inc.	19,600	1,971,368
Raymond James Financial Inc.	29,100	3,737,022

Total Capital Markets		14,026,388

Insurance - 5.2%
Arch Capital Group Ltd.	71,000	6,563,240	*
Everest Group Ltd.	3,400	1,351,500
Hartford Financial Services Group Inc.	62,700	6,461,235

Total Insurance		14,375,975

TOTAL FINANCIALS		34,927,714

HEALTH CARE - 11.1%
Biotechnology - 0.7%
Argenx SE, ADR	5,200	2,047,344	*

Health Care Equipment & Supplies - 2.9%
IDEXX Laboratories Inc.	2,500	1,349,825	*
STERIS PLC	17,200	3,866,904
Teleflex Inc.	12,300	2,781,891

Total Health Care Equipment & Supplies		7,998,620

Life Sciences Tools & Services - 7.5%
Avantor Inc.	289,900	7,412,743	*

Bio-Techne Corp.	41,200	2,900,068
ICON PLC	30,900	10,380,855	*

Total Life Sciences Tools & Services		20,693,666

TOTAL HEALTH CARE		30,739,630

INDUSTRIALS - 19.3%
Aerospace & Defense - 1.6%
CAE Inc.	214,500	4,427,280	*

See Notes to Schedule of Investments.

2	ClearBridge Variable Mid Cap Portfolio 2024 Quarterly Report

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024
(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
Building Products - 1.7%
Resideo Technologies Inc.	209,600	$4,699,232	*

Commercial Services & Supplies - 2.3%
Clean Harbors Inc.	31,700	6,381,527	*

Construction & Engineering - 4.5%
API Group Corp.	123,100	4,834,137	*
WillScot Mobile Mini Holdings Corp.	164,700	7,658,550	*

Total Construction & Engineering		12,492,687

Electrical Equipment - 6.6%
Atkore Inc.	28,900	5,501,404
Regal Rexnord Corp.	46,700	8,410,670
Vertiv Holdings Co., Class A Shares	52,900	4,320,343

Total Electrical Equipment		18,232,417

Machinery - 1.6%
ATS Corp.	127,200	4,289,184	*

Trading Companies & Distributors - 1.0%
Ferguson PLC	13,200	2,883,276

TOTAL INDUSTRIALS		53,405,603

INFORMATION TECHNOLOGY - 14.0%
Electronic Equipment, Instruments & Components - 3.8%
Keysight Technologies Inc.	32,000	5,004,160	*
Teledyne Technologies Inc.	12,700	5,452,364	*

Total Electronic Equipment, Instruments & Components		10,456,524

Semiconductors & Semiconductor Equipment - 3.8%
Entegris Inc.	19,000	2,670,260
Marvell Technology Inc.	110,000	7,796,800

Total Semiconductors & Semiconductor Equipment		10,467,060

Software - 6.4%
AppLovin Corp., Class A Shares	20,000	1,384,400	*
Aspen Technology Inc.	13,500	2,879,280	*
Bentley Systems Inc., Class B Shares	39,500	2,062,690
Freshworks Inc., Class A Shares	178,000	3,241,380	*
NCR Voyix Corp.	189,200	2,389,596	*
PTC Inc.	14,900	2,815,206	*
Workiva Inc.	36,500	3,095,200	*

Total Software		17,867,752

TOTAL INFORMATION TECHNOLOGY		38,791,336

See Notes to Schedule of Investments.

ClearBridge Variable Mid Cap Portfolio 2024 Quarterly Report	3

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

SECURITY		SHARES	VALUE
MATERIALS - 6.4%
Chemicals - 4.4%
Ashland Inc.		78,100	$7,604,597
Eastman Chemical Co.		46,400	4,650,208

Total Chemicals			12,254,805

Containers & Packaging - 2.0%
Crown Holdings Inc.		70,700	5,603,682

TOTAL MATERIALS			17,858,487

REAL ESTATE - 6.1%
Office REITs - 2.1%
Alexandria Real Estate Equities Inc.		45,200	5,826,732

Real Estate Management & Development - 1.6%
CoStar Group Inc.		46,800	4,520,880	*

Residential REITs - 1.4%
Sun Communities Inc.		29,500	3,793,110

Retail REITs - 1.0%
NNN REIT Inc.		64,000	2,735,360

TOTAL REAL ESTATE			16,876,082

UTILITIES - 3.6%
Electric Utilities - 2.5%
Eversource Energy		45,800	2,737,466
PPL Corp.		150,300	4,137,759

Total Electric Utilities			6,875,225

Multi-Utilities - 1.1%
DTE Energy Co.		28,600	3,207,204

TOTAL UTILITIES			10,082,429

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $195,232,548)			271,347,307

	RATE
SHORT-TERM INVESTMENTS - 2.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.155%	2,848,653	2,848,653	(a)
Western Asset Premier Institutional U.S. Treasury Reserves,
Premium Shares	5.242%	2,848,653	2,848,653	(a)(b)
TOTAL SHORT-TERM INVESTMENTS (Cost - $5,697,306)			5,697,306

TOTAL INVESTMENTS - 100.0% (Cost - $200,929,854)			277,044,613

Other Assets in Excess of Liabilities - 0.0%††			2,245

TOTAL NET ASSETS - 100.0%			$277,046,858

See Notes to Schedule of Investments.

4	ClearBridge Variable Mid Cap Portfolio 2024 Quarterly Report

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

††	Represents less than 0.1%.
*	Non-income producing security.

(a)	Rate shown is one-day yield as of the end of the reporting period.

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At March 31, 2024, the total market value of investments in Affiliated Companies was $2,848,653 and the cost was $2,848,653 (Note 2).

Abbreviation(s) used in this schedule:

ADR — American Depositary Receipts
REIT — Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Variable Mid Cap Portfolio 2024 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Mid Cap Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making

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Notes to Schedule of Investments (unaudited) (continued)

fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Variable Mid Cap Portfolio 2024 Quarterly Report	7

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$271,347,307	—	—	$271,347,307
Short-Term Investments†	5,697,306	—	—	5,697,306

Total Investments	$277,044,613	—	—	$277,044,613

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2024. The following transactions were effected in such company for the period ended March 31, 2024.

		Purchased		Sold
	Affiliate Value at December 31, 2023	Cost	Shares	Proceeds	Shares	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$3,689,707	$3,945,123	3,945,123	$4,786,177	4,786,177	—	$52,021	—	$2,848,653

8	ClearBridge Variable Mid Cap Portfolio 2024 Quarterly Report